Biological assets - Changes in Biological Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Changes in biological assets [abstract]
Biological assets	$ 105,387	$ 167,994
Adjustment of opening net book amount for the application of IAS 29				$ 208,178
Increase due to purchases	1,080	906
Initial recognition and changes in fair value of biological assets	68,589	16,195
Decrease due to harvest / disposals	(293,894)	(277,133)
Costs incurred during the year	257,062	231,726
Exchange differences	(7,788)	(34,958)
Biological assets	130,436	105,387
Initial recognition and changes in fair value of biological assets, price changes	2,414	2,830
Initial recognition and changes in fair value of biological assets, physical changes	1,843	9,206
Dairy and cattle
Changes in biological assets [abstract]
Initial recognition and changes in fair value of biological assets	4,257	12,036
Sugar, Ethanol and Energy
Changes in biological assets [abstract]
Biological assets	47,475	93,178
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	13,110	(20,850)
Decrease due to harvest / disposals	(103,551)	(105,536)
Costs incurred during the year	100,775	94,121
Exchange differences	(2,455)	(13,438)
Biological assets	55,354	47,475
Crops | Farming
Changes in biological assets [abstract]
Biological assets	27,347	31,745
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	29,741	28,663
Decrease due to harvest / disposals	(108,732)	(104,941)
Costs incurred during the year	93,715	78,984
Exchange differences	(3,667)	(7,744)
Biological assets	38,404	27,347
Rice | Farming
Changes in biological assets [abstract]
Biological assets	17,173	29,717
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	12,215	4,125
Decrease due to harvest / disposals	(39,331)	(39,578)
Costs incurred during the year	32,802	33,121
Exchange differences	(1,375)	(10,229)
Biological assets	21,484	17,173
Dairy | Farming
Changes in biological assets [abstract]
Biological assets	10,298	9,338
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	13,510	5,455
Decrease due to harvest / disposals	(38,828)	(25,800)
Costs incurred during the year	26,735	23,731
Exchange differences	(194)	(2,426)
Biological assets	11,521	10,298
All other segments | Farming
Changes in biological assets [abstract]
Biological assets	3,094	4,016
Increase due to purchases	1,080	906
Initial recognition and changes in fair value of biological assets	13	(1,198)
Decrease due to harvest / disposals	(3,452)	(1,278)
Costs incurred during the year	3,035	1,769
Exchange differences	(97)	(1,121)
Biological assets	$ 3,673	$ 3,094
IAS 29
Changes in biological assets [abstract]
Adjustment of opening net book amount for the application of IAS 29			$ 1,396
IAS 29 | Sugar, Ethanol and Energy
Changes in biological assets [abstract]
Adjustment of opening net book amount for the application of IAS 29			0
Biological assets | IAS 29
Changes in biological assets [abstract]
Adjustment of opening net book amount for the application of IAS 29			657
Biological assets | IAS 29 | Sugar, Ethanol and Energy
Changes in biological assets [abstract]
Adjustment of opening net book amount for the application of IAS 29			0
Biological assets | IAS 29 | Crops | Farming
Changes in biological assets [abstract]
Adjustment of opening net book amount for the application of IAS 29			640
Biological assets | IAS 29 | Rice | Farming
Changes in biological assets [abstract]
Adjustment of opening net book amount for the application of IAS 29			17
Biological assets | IAS 29 | Dairy | Farming
Changes in biological assets [abstract]
Adjustment of opening net book amount for the application of IAS 29			0
Biological assets | IAS 29 | All other segments | Farming
Changes in biological assets [abstract]
Adjustment of opening net book amount for the application of IAS 29			$ 0